Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income attributable to common shareholders	$ 143,069	$ 123,975	$ 104,353
(Loss) income from discontinued operations	(1,693)	5,778	4,203
Income from continuing operations	144,762	118,197	100,150
Adjustments to reconcile income from continuing operations to net cash flows from operating activities:
Depreciation and amortization	111,942	116,122	111,111
Deferred income taxes	74,142	72,000	43,710
Provision for doubtful accounts	5,203	4,715	5,739
Share-based compensation	3,851	3,927	3,502
Gain on sale of utility system	(5,058)		(1,009)
Gain on sale of other assets	(649)	(2,547)	(464)
Net increase in receivables, inventory and prepayments	(6,831)	(3,817)	(606)
Net increase (decrease) in payables, accrued interest, accrued taxes and other accrued liabilities	795	(19,227)	(6,042)
Decrease (increase) in income tax receivable	33,600	(33,600)
Other	(4,136)	(2,327)	(3,549)
Operating cash flows from continuing operations	357,621	253,443	252,542
Operating cash flows from discontinued operations, net	9,226	9,649	5,298
Net cash flows from operating activities	366,847	263,092	257,840
Cash flows from investing activities:
Property, plant and equipment additions, including allowance for funds used during construction of $7,196, $4,863, and $2,623	(330,585)	(316,385)	(273,159)
Acquisitions of utility systems and other, net	(8,515)	(8,625)	(3,373)
Release of funds previously restricted for construction activity	46,330	92,984	99,599
Additions to funds restricted for construction activity	(149)	(145,157)	(129,600)
Net proceeds from the sale of utility systems and other assets	13,404	4,605	2,163
Proceeds from note receivable	5,289	3,713	920
Investment in joint venture	(5,087)
Other	(946)	(6,304)	(4,135)
Investing cash flows used in continuing operations	(280,259)	(375,169)	(307,585)
Investing cash flows used in discontinued operations, net	(4,645)	(8,283)	(12,329)
Net cash flows used in investing activities	(284,904)	(383,452)	(319,914)
Cash flows from financing activities:
Customers' advances and contributions in aid of construction	4,329	8,045	3,112
Repayments of customers' advances	(3,686)	(7,545)	(2,547)
Net proceeds (repayments) of short-term debt	18,103	62,237	(52,103)
Proceeds from long-term debt	52,513	272,754	194,225
Repayments of long-term debt	(96,072)	(160,750)	(20,654)
Change in cash overdraft position	14,503	(6,976)	4,284
Proceeds from issuing common stock	12,607	12,530	11,892
Proceeds from exercised stock options	6,603	5,678	1,692
Share-based compensation windfall tax benefits		386	130
Repurchase of common stock	(1,163)	(770)	(304)
Dividends paid on common stock	(87,133)	(80,907)	(74,729)
Financing cash flows (used in) from continuing operations	(79,396)	104,682	64,998
Financing cash flows (used in) from discontinuing operations, net	(277)	(257)	4,001
Net cash flows (used in) from financing activities	(79,673)	104,425	68,999
Net increase (decrease) in cash and cash equivalents	2,270	(15,935)	6,925
Cash and cash equivalents at beginning of year	5,934	21,869	14,944
Cash and cash equivalents at end of year	8,204	5,934	21,869
Cash paid during the year for:
Interest, net of amounts capitalized	71,592	68,908	63,437
Income taxes	$ 5,583	$ 49,883	$ 19,029